Subsequent Events (Details) - USD ($)						6 Months Ended
		Jun. 05, 2026	Apr. 15, 2026	Mar. 30, 2026	Mar. 18, 2026	Mar. 31, 2026	Sep. 30, 2025
Subsequent Events [Line Items]
Shares issued						8,090,910
Purchase Agreement [Member]
Subsequent Events [Line Items]
Aggregate shares issued				30,000,000
Aggregate shares issued in consideration				30,000,000
Purchase price per share					$ 0.6
Gross proceeds					$ 500,000
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares issued	[1]					1,000,000	1,000,000
Par value per share	[1]					$ 0.0025	$ 0.0025
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares issued			6,000,000
Par value per share			$ 0.0025
Subscription price per share			$ 0.0025
Received consideration amount			$ 15,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares issued	[1]					12,569,540	10,662,522
Par value per share	[1]					$ 0.0025	$ 0.0025
Class A Ordinary Shares [Member] | Purchase Agreement [Member]
Subsequent Events [Line Items]
Aggregate shares issued					833,333
Par value per share					$ 0.0025
Class A Ordinary Shares [Member] | Purchase Agreement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Aggregate shares issued		5,000,000
Par value per share		$ 0.0025
Purchase price per share		$ 0.12
Purchase price		$ 600,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023, share split occurred on March 20, 2023, and share consolidation occurred on April 7, 2025 (Note 15).